Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.9%
Interactive Media & Services 1.2%
Eventbrite, Inc., Class A(a)	216,200	3,193,274
Ziff Davis, Inc.(a)	50,545	4,891,745
Total		8,085,019
Media 0.7%
Magnite, Inc.(a)	205,684	2,717,086
TechTarget, Inc.(a)	19,600	1,593,088
Total		4,310,174
Total Communication Services		12,395,193
Consumer Discretionary 11.4%
Auto Components 1.6%
Fox Factory Holding Corp.(a)	44,165	4,325,962
Patrick Industries, Inc.	56,653	3,416,176
Stoneridge, Inc.(a)	131,977	2,739,842
Total		10,481,980
Automobiles 0.5%
Thor Industries, Inc.	40,144	3,159,333
Diversified Consumer Services 0.6%
OneSpaWorld Holdings Ltd.(a)	363,999	3,712,790
Hotels, Restaurants & Leisure 3.5%
Bally’s Corp.(a)	37,629	1,156,716
Cheesecake Factory, Inc. (The)(a)	84,735	3,371,606
Cracker Barrel Old Country Store, Inc.	24,443	2,902,117
F45 Training Holdings, Inc.(a)	83,349	891,834
Hilton Grand Vacations, Inc.(a)	31,000	1,612,310
Lindblad Expeditions Holdings, Inc.(a)	130,184	1,963,175
Papa John’s International, Inc.	63,855	6,722,654
Wingstop, Inc.	31,200	3,661,320
Total		22,281,732
Household Durables 1.5%
Installed Building Products, Inc.	53,592	4,527,988
LGI Homes, Inc.(a)	43,666	4,265,295
Purple Innovation, Inc.(a)	149,847	876,605
Total		9,669,888
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.2%
CarParts.com, Inc.(a)	3,213	21,527
Fiverr International Ltd.(a)	14,270	1,085,519
Total		1,107,046
Leisure Products 0.6%
YETI Holdings, Inc.(a)	57,927	3,474,461
Specialty Retail 1.8%
Boot Barn Holdings, Inc.(a)	51,025	4,836,660
Leslie’s, Inc.(a)	136,062	2,634,160
Lithia Motors, Inc., Class A	4,810	1,443,577
Monro, Inc.	61,827	2,741,409
Total		11,655,806
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	20,260	1,547,864
Deckers Outdoor Corp.(a)	7,465	2,043,693
G-III Apparel Group Ltd.(a)	130,138	3,520,233
Total		7,111,790
Total Consumer Discretionary		72,654,826
Consumer Staples 2.8%
Beverages 0.3%
Celsius Holdings, Inc.(a)	33,730	1,861,221
Food & Staples Retailing 1.5%
Performance Food Group, Inc.(a)	102,340	5,210,129
The Chefs’ Warehouse(a)	136,505	4,450,063
Total		9,660,192
Food Products 0.9%
Freshpet, Inc.(a)	45,799	4,700,810
Vital Farms, Inc.(a)	60,478	747,508
Total		5,448,318
Personal Products 0.1%
Thorne HealthTech, Inc.(a)	125,569	798,619
Total Consumer Staples		17,768,350
Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.5%
Energy Equipment & Services 0.5%
Core Laboratories NV	95,940	3,034,582
Total Energy		3,034,582
Financials 5.2%
Banks 0.4%
Hilltop Holdings, Inc.	89,974	2,645,236
Capital Markets 2.2%
Cohen & Steers, Inc.	69,269	5,949,514
Open Lending Corp., Class A(a)	94,068	1,778,826
Stifel Financial Corp.	87,570	5,946,003
Total		13,674,343
Consumer Finance 0.5%
Green Dot Corp., Class A(a)	66,365	1,823,710
LendingTree, Inc.(a)	13,481	1,613,271
Total		3,436,981
Insurance 1.5%
Kinsale Capital Group, Inc.	41,691	9,506,382
Thrifts & Mortgage Finance 0.6%
Axos Financial, Inc.(a)	83,958	3,894,812
Total Financials		33,157,754
Health Care 28.8%
Biotechnology 6.6%
Arcutis Biotherapeutics, Inc.(a)	126,447	2,435,369
Biohaven Pharmaceutical Holding Co., Ltd.(a)	15,555	1,844,357
Coherus Biosciences, Inc.(a)	283,313	3,657,571
Cytokinetics, Inc.(a)	35,200	1,295,712
Eagle Pharmaceuticals, Inc.(a)	80,429	3,980,431
Fate Therapeutics, Inc.(a)	38,530	1,493,808
Halozyme Therapeutics, Inc.(a)	257,628	10,274,205
Insmed, Inc.(a)	154,108	3,621,538
Vericel Corp.(a)	361,024	13,798,337
Total		42,401,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 9.7%
Axonics, Inc.(a)	108,800	6,810,880
CVRx, Inc.(a)	50,324	301,441
Figs, Inc., Class A(a)	141,650	3,048,308
ICU Medical, Inc.(a)	22,025	4,903,646
Integer Holdings Corp.(a)	53,154	4,282,618
iRhythm Technologies, Inc.(a)	33,400	5,259,498
LeMaitre Vascular, Inc.	92,483	4,297,685
Nyxoah SA(a)	26,423	498,074
OrthoPediatrics Corp.(a)	71,525	3,861,635
Outset Medical, Inc.(a)	52,770	2,395,758
Pulmonx Corp.(a)	63,325	1,571,093
Shockwave Medical, Inc.(a)	59,876	12,415,887
SI-BONE, Inc.(a)	149,320	3,374,632
Silk Road Medical, Inc.(a)	26,840	1,108,224
Tactile Systems Technology, Inc.(a)	88,745	1,789,099
Tandem Diabetes Care, Inc.(a)	22,355	2,599,663
Vapotherm, Inc.(a)	102,265	1,421,483
Varex Imaging Corp.(a)	99,587	2,120,207
Total		62,059,831
Health Care Providers & Services 5.5%
AdaptHealth Corp.(a)	189,748	3,041,660
AMN Healthcare Services, Inc.(a)	64,993	6,780,720
Castle Biosciences, Inc.(a)	91,738	4,115,367
HealthEquity, Inc.(a)	86,651	5,843,743
LHC Group, Inc.(a)	33,047	5,571,724
ModivCare, Inc.(a)	31,917	3,682,903
Privia Health Group, Inc.(a)	75,469	2,017,286
U.S. Physical Therapy, Inc.	42,995	4,275,853
Total		35,329,256
Health Care Technology 2.7%
Inspire Medical Systems, Inc.(a)	35,970	9,233,140
Omnicell, Inc.(a)	49,770	6,444,717
Phreesia, Inc.(a)	64,725	1,706,151
Total		17,384,008

2	Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.5%
Akoya Biosciences, Inc.(a)	96,092	1,056,051
Alpha Teknova, Inc.(a)	63,864	881,962
Codexis, Inc.(a)	282,176	5,818,469
Medpace Holdings, Inc.(a)	38,182	6,246,193
NeoGenomics, Inc.(a)	129,247	1,570,351
Total		15,573,026
Pharmaceuticals 1.8%
Amylyx Pharmaceuticals, Inc.(a)	82,310	1,057,684
Pacira Pharmaceuticals, Inc.(a)	62,185	4,745,959
Supernus Pharmaceuticals, Inc.(a)	164,123	5,304,455
Total		11,108,098
Total Health Care		183,855,547
Industrials 14.6%
Aerospace & Defense 0.6%
Kratos Defense & Security Solutions, Inc.(a)	196,957	4,033,679
Air Freight & Logistics 0.7%
Forward Air Corp.	47,864	4,680,142
Building Products 1.3%
Zurn Water Solutions Corp.	230,645	8,164,833
Commercial Services & Supplies 1.9%
ACV Auctions, Inc., Class A(a)	164,840	2,441,280
Casella Waste Systems, Inc., Class A(a)	87,480	7,667,622
Healthcare Services Group, Inc.	95,084	1,765,710
Total		11,874,612
Construction & Engineering 1.1%
Construction Partners, Inc., Class A(a)	71,940	1,883,389
Dycom Industries, Inc.(a)	51,709	4,925,800
Total		6,809,189
Electrical Equipment 1.2%
Regal Rexnord Corp.	40,516	6,027,970
TPI Composites, Inc.(a)	133,499	1,876,996
Total		7,904,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.5%
Albany International Corp., Class A	49,591	4,181,513
Chart Industries, Inc.(a)	50,345	8,647,761
Evoqua Water Technologies Corp.(a)	35,700	1,677,186
Proto Labs, Inc.(a)	31,954	1,690,366
Total		16,196,826
Professional Services 2.5%
ASGN, Inc.(a)	88,185	10,292,071
Insperity, Inc.	58,595	5,884,110
Total		16,176,181
Road & Rail 0.8%
Saia, Inc.(a)	19,680	4,798,378
Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc.	48,425	4,971,311
Global Industrial Co.	112,479	3,625,198
SiteOne Landscape Supply, Inc.(a)	27,520	4,449,709
Total		13,046,218
Total Industrials		93,685,024
Information Technology 31.5%
Communications Equipment 0.3%
Calix, Inc.(a)	39,300	1,686,363
Electronic Equipment, Instruments & Components 4.9%
Advanced Energy Industries, Inc.	44,617	3,840,631
ePlus, Inc.(a)	82,792	4,641,320
Fabrinet(a)	46,780	4,917,981
II-VI, Inc.(a)	90,848	6,585,572
Novanta, Inc.(a)	51,613	7,344,014
Plexus Corp.(a)	47,783	3,909,127
Total		31,238,645
IT Services 4.1%
BigCommerce Holdings, Inc.(a)	148,700	3,258,017
DigitalOcean Holdings, Inc.(a)	36,900	2,134,665
Endava PLC, ADR(a)	37,698	5,014,965
Evo Payments, Inc., Class A(a)	111,305	2,570,032
Flywire Corp.(a)	45,900	1,403,622
I3 Verticals, Inc.(a)	173,537	4,834,741
Marqeta, Inc., Class A(a)	87,500	966,000

Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paymentus Holdings, Inc., Class A(a)	103,771	2,187,493
TTEC Holdings, Inc.	44,514	3,673,295
Total		26,042,830
Semiconductors & Semiconductor Equipment 7.2%
Allegro MicroSystems, Inc.(a)	151,859	4,312,796
Ambarella, Inc.(a)	50,188	5,265,725
Credo Technology Group Holding Ltd.(a)	256,232	3,902,413
Diodes, Inc.(a)	61,600	5,358,584
Impinj, Inc.(a)	68,738	4,367,613
Power Integrations, Inc.	56,794	5,263,668
Semtech Corp.(a)	154,833	10,736,120
Silicon Laboratories, Inc.(a)	10,925	1,640,935
SiTime Corp.(a)	6,200	1,536,484
SkyWater Technology, Inc.(a)	88,196	955,163
Ultra Clean Holdings, Inc.(a)	68,270	2,893,965
Total		46,233,466
Software 15.0%
Alkami Technology, Inc.(a)	106,378	1,522,269
Box, Inc., Class A(a)	201,954	5,868,783
CyberArk Software Ltd.(a)	45,300	7,644,375
Descartes Systems Group, Inc. (The)(a)	69,892	5,120,288
Domo, Inc., Class B(a)	78,700	3,979,859
Envestnet, Inc.(a)	53,239	3,963,111
Freshworks, Inc., Class A(a)	34,285	614,387
Jamf Holding Corp.(a)	119,895	4,173,545
NCR Corp.(a)	64,200	2,580,198
Olo, Inc., Class A(a)	126,819	1,680,352
Paycor HCM, Inc.(a)	136,571	3,975,582
Q2 Holdings, Inc.(a)	59,428	3,663,736
Qualys, Inc.(a)	40,851	5,817,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Rapid7, Inc.(a)	103,565	11,520,570
SimilarWeb Ltd.(a)	64,200	831,390
Sprout Social, Inc., Class A(a)	97,227	7,789,827
SPS Commerce, Inc.(a)	76,968	10,098,202
Upland Software, Inc.(a)	163,872	2,885,786
Verint Systems, Inc.(a)	85,254	4,407,632
Workiva, Inc., Class A(a)	67,860	8,007,480
Total		96,144,963
Total Information Technology		201,346,267
Materials 0.8%
Chemicals 0.8%
Balchem Corp.	38,373	5,245,589
Total Materials		5,245,589
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
CareTrust REIT, Inc.	197,471	3,811,191
UMH Properties, Inc.	139,470	3,429,567
Total		7,240,758
Total Real Estate		7,240,758
Total Common Stocks (Cost $562,166,580)		630,383,890

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	7,693,583	7,690,506
Total Money Market Funds (Cost $7,690,645)		7,690,506
Total Investments in Securities (Cost: $569,857,225)		638,074,396
Other Assets & Liabilities, Net		1,056,086
Net Assets		639,130,482

4	Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	4,604,054	19,265,763	(16,179,256)	(55)	7,690,506	(1,049)	2,948	7,693,583
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7057_12_A01_(05/22)